Long Term Investment	12 Months Ended
Sep. 30, 2023
Long Term Investment [Abstract]
Long term investment

7. Long term investment

Long term investment represents the Company’s convertible debt (receivable) due from Davis College Inc. Pursuant to the convertible debt agreement between the Company and Davis College Inc., the Company has the right to convert its convertible debt security into 100% of the shares of Davis College, Inc. prior to December 31, 2022. The table below outlines the movement of long-term investment:

US$
As of September 30, 2021	-
Acquisition of Ameri-Can (Note 3)	4,828,123
Additional investment	258,290
Balance as of September 30, 2022	$5,086,413
Interest accrued	32,116
Additional investment	485,000
Exercise of conversion feature (Note 3)	(5,603,529)
Balance as of September 30, 2023	$-